Schedule of Fair Value Assumptions For Convertible Notes (Details) (Parenthetical)	Oct. 13, 2023
Short-Term Debt [Line Items]
Reverse stock split for common stock	1-for-25
Convertible Debt [Member]
Short-Term Debt [Line Items]
Reverse stock split for common stock	1-for- 25